Organization and Description of Business	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
ORGANIZATION AND DESCRIPTION OF BUSINESS

Description of Business—Eagle Rock Energy Partners, L.P. ("Eagle Rock Energy" or the "Partnership") is a growth-oriented master limited partnership engaged, as of July 1, 2014, in (a) the exploitation, development, and production of oil and natural gas properties and (b) ancillary gathering, compressing, treating, processing and marketing services with respect to its production of natural gas, natural gas liquids, condensate and crude oil (collectively, the "Upstream Business"). The Partnership's assets, located primarily in South Alabama (where it also operates the associated gathering and processing assets), Texas, Oklahoma, Mississippi and Arkansas, are characterized by long-lived, high-working interest properties with extensive production histories and development opportunities.

On July 1, 2014, the Partnership contributed its business of gathering, compressing, treating, processing, transporting, marketing and trading natural gas, fractionating, transporting and marketing natural gas liquids ("NGLs") and crude oil and condensate logistics and marketing (collectively, the “Midstream Business”) to Regency Energy Partners LP ("Regency") (such contribution, the "Midstream Business Contribution"). The consideration received by the Partnership pursuant to the Midstream Business Contribution included: (i) $576.2 million of cash; (ii) 8,245,859 Regency common units (valued at approximately$265 million based on the closing price of Regency common units on June 30, 2014) and (iii) the exchange of $498.9 million face amount of the Partnership's outstanding unsecured senior notes ("Senior Notes") for an equivalent amount of Regency unsecured senior notes. $51.1 million of the Partnership's Senior Notes did not exchange and remain outstanding. However, the Partnership, having secured a sufficient number of consents as part of the exchange offer, amended the indenture governing its Senior Notes to eliminate substantially all of the restrictive covenants and certain events of default pertaining to its Senior Notes.
Accordingly, upon satisfaction of the significant closing conditions of the Midstream Business Contribution on June 27, 2014, the assets, liabilities and operation of the Midstream Business were classified as held-for-sale and discontinued in the condensed consolidated financial statements. All periods have been retrospectively adjusted to reflect assets and liabilities held-for-sale and operations as discontinued (see Note 16) in the financial statements included in this report. As a result of this transaction, the Partnership now will only report as one segment.
The general partner of Eagle Rock Energy is Eagle Rock Energy GP, L.P., and the general partner of Eagle Rock Energy GP, L.P. is Eagle Rock Energy G&P, LLC, both of which are wholly-owned subsidiaries of the Partnership.